PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.3%
Belgium	0.4%
Melexis N.V.		3,900	$263,539
Brazil	4.1%
Cogna Educacao S.A.		495,000	285,301
Construtora Tenda S.A.		84,089	377,141
Embraer S.A. - ADR		10,729	690,626
Pagseguro Digital Ltd. - Class A		20,298	195,673
Raia Drogasil S.A.		131,120	559,226
Vulcabras S.A.		139,181	507,741
			2,615,708
Canada	2.0%
Capstone Copper Corp.(a)		81,821	821,459
Pan American Silver Corp.		8,500	440,385
			1,261,844
Chile	0.4%
Enel Chile S.A. - ADR		59,000	237,180
China	11.9%
Anhui Yingliu Electromechanical Co. Ltd. - Class A		146,551	877,104
AsiaInfo Technologies Ltd.(b)		378,301	367,476
Bethel Automotive Safety Systems Co. Ltd. - Class A		62,979	462,876
CanSino Biologics, Inc. - Class H(a)(b)		76,548	343,461
China National Building Material Co. Ltd. - Class H		1,252,859	824,218
CIMC Enric Holdings Ltd.		184,000	223,419
Dongfang Electric Corp. Ltd. - Class H		111,803	359,139
Flat Glass Group Co. Ltd. - Class H(a)		189,534	229,651
GDS Holdings Ltd. - Class A(a)		154,035	666,990
InnoScience Suzhou Technology Holding Co. Ltd. - Class H(a)		48,749	491,079
Kingdee International Software Group Co. Ltd.(a)		195,742	334,256
Minth Group Ltd.		201,385	820,786
Nexteer Automotive Group Ltd.		980,344	807,433
Tongcheng Travel Holdings Ltd.		221,954	639,964
Trina Solar Co. Ltd. - Class A(a)		83,635	198,423
			7,646,275
Cyprus	0.3%
Theon International PLC		6,700	211,019
Germany	1.3%
AIXTRON S.E.		17,398	349,308
PVA TePla A.G.(a)		18,000	478,062
			827,370
Greece	2.0%
OPAP S.A.		37,695	846,114
Piraeus Bank S.A.(a)		56,959	454,778
			1,300,892
0

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	1.2%
Cowell e Holdings, Inc.(a)		101,481	$359,363
Johnson Electric Holdings Ltd.		109,318	417,456
			776,819
India	18.5%
Aster DM Healthcare Ltd.(b)		65,921	452,422
Avalon Technologies Ltd.(a)(b)		36,851	360,353
Biocon Ltd.		83,148	364,399
Brigade Enterprises Ltd.		43,926	432,519
Cartrade Tech Ltd.(a)		16,698	525,058
Ceat Ltd.		8,468	359,205
Cholamandalam Financial Holdings Ltd.		35,380	713,627
Coromandel International Ltd.		14,486	365,279
Data Patterns India Ltd.		11,926	348,521
Exide Industries Ltd.		92,263	371,806
Genus Power Infrastructures Ltd.		185,370	622,029
Lemon Tree Hotels Ltd.(a)(b)		411,365	728,910
MTAR Technologies Ltd.(a)		18,356	493,561
Narayana Hrudayalaya Ltd.		40,915	861,278
Netweb Technologies India Ltd.		11,385	394,044
PB Fintech Ltd.(a)		33,557	681,598
Phoenix Mills (The) Ltd.		38,749	799,085
PNB Housing Finance Ltd.(b)		66,230	701,138
PVR Inox Ltd.(a)		28,734	324,554
Shriram Finance Ltd.		70,063	776,560
Sobha Ltd.		35,698	579,600
Thermax Ltd.		10,106	339,860
Thyrocare Technologies Ltd.(b)		58,535	290,267
			11,885,673
Indonesia	3.4%
Aneka Tambang Tbk		3,104,405	584,814
Cisarua Mountain Dairy PT TBK		1,589,269	538,653
Mitra Adiperkasa Tbk PT		4,185,955	292,082
Vale Indonesia Tbk PT		2,379,313	737,496
			2,153,045
Macau	0.7%
MGM China Holdings Ltd.		270,491	455,644
Malaysia	3.3%
99 Speed Mart Retail Holdings Bhd.		1,181,251	1,109,060
Malayan Cement Bhd.		400,163	755,360
Velesto Energy Bhd.		3,876,900	262,727
			2,127,147

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	1.8%
Alsea S.A.B. de C.V.		180,000	$538,476
Vista Energy S.A.B. de C.V.(a)		12,000	583,920
			1,122,396
Netherlands	1.0%
SBM Offshore N.V.		22,758	655,257
Peru	1.2%
Cia de Minas Buenaventura S.A.A. - ADR		12,000	333,960
Intercorp Financial Services, Inc.		9,500	402,420
			736,380
Philippines	0.9%
Century Pacific Food, Inc.		906,318	600,611
Poland	4.5%
Alior Bank S.A.		21,000	644,571
Benefit Systems S.A.(a)		346	337,641
Diagnostyka S.A.		29,000	1,379,024
Zabka Group S.A.(a)		77,303	491,793
			2,853,029
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—
Saudi Arabia	2.1%
Arabian Internet & Communications Services Co.		12,800	768,177
National Medical Care Co.		16,000	608,724
			1,376,901
South Africa	3.4%
Aspen Pharmacare Holdings Ltd.		35,000	246,839
Impala Platinum Holdings Ltd.		30,957	489,779
Nedbank Group Ltd.		51,000	820,003
Northam Platinum Holdings Ltd.		7,900	160,819
Old Mutual Ltd.		521,928	469,609
			2,187,049
South Korea	7.3%
APR Corp.(a)		3,489	559,434
BNK Financial Group, Inc.		68,841	757,499
Classys, Inc.		9,724	367,195
Coway Co. Ltd.		5,483	330,065
Douzone Bizon Co. Ltd.		8,967	531,347
HAESUNG DS Co. Ltd.		13,841	535,665
Hyundai Wia Corp.		8,167	429,832
NH Investment & Securities Co. Ltd.		27,753	406,460
Park Systems Corp.		2,052	297,982
Sanil Electric Co. Ltd.		5,405	487,538
			4,703,017
Taiwan	18.7%
Advanced Energy Solution Holding Co. Ltd.		9,666	409,153

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Arcadyan Technology Corp.		94,505	$523,348
Asia Vital Components Co. Ltd.		17,646	848,028
ASPEED Technology, Inc.		3,806	879,412
Bizlink Holding, Inc.		18,662	902,794
Elan Microelectronics Corp.		118,126	445,503
Elite Material Co. Ltd.		16,265	851,544
Fositek Corp.		8,099	418,863
Gold Circuit Electronics Ltd.		47,814	1,045,439
Gorilla Technology Group, Inc.(a)		19,000	207,480
Innodisk Corp.		22,586	414,046
Johnson Health Tech Co. Ltd.		85,015	408,563
Kaori Heat Treatment Co. Ltd.		28,000	516,860
King Slide Works Co. Ltd.		5,050	602,712
King Yuan Electronics Co. Ltd.		127,703	1,005,919
Kinik Co.		29,375	370,687
Kinsus Interconnect Technology Corp.		82,047	415,190
LandMark Optoelectronics Corp.(a)		11,464	223,657
Makalot Industrial Co. Ltd.		56,827	521,780
Universal Microwave Technology, Inc.		32,863	710,173
Visco Vision, Inc.		49,306	273,831
			11,994,982
Thailand	1.0%
Ichitan Group PCL - NVDR		1,555,858	661,012
Turkey	1.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.		170,000	463,003
Ulker Biskuvi Sanayi A.S.		120,000	301,943
			764,946
United Arab Emirates	1.7%
Emaar Development PJSC		59,000	243,373
Kyivstar Group Ltd.(a)		22,231	288,558
Presight AI Holding PLC(a)		590,000	526,908
			1,058,839
TOTAL COMMON STOCKS (Cost $52,845,141)			60,476,574
EQUITY-LINKED SECURITIES	1.5%
Singapore	1.5%
Federal Bank Ltd.(a)		328,547	976,363
TOTAL EQUITY-LINKED SECURITIES (Cost $613,987)			976,363
PREFERRED STOCKS	1.0%
Brazil	1.0%
Alpargatas S.A., 3.16%(d)		287,737	625,959
TOTAL PREFERRED STOCKS (Cost $631,117)			625,959

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(e)		2,072,556	$2,072,556
TOTAL SHORT-TERM INVESTMENTS (Cost $2,072,556)			2,072,556
TOTAL INVESTMENTS (Cost $56,162,801)	100.0%		64,151,452
NET OTHER ASSETS (LIABILITIES)	0.0%(f)		5,811
NET ASSETS	100.0%		$64,157,263

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $3,244,027 or 5% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2025 is disclosed.
(f)Amount rounds to less than 0.05%.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At December 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Information Technology	25.6%
Consumer Discretionary	16.8
Financials	12.5
Industrials	10.8
Materials	8.7
Health Care	8.0
Consumer Staples	7.5
Real Estate	3.2
Energy	2.3
Communication Services	1.0
Utilities	0.4
Total	96.8%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.3%
Brazil	6.0%
Arcos Dorados Holdings, Inc. - Class A		631,773	$4,637,214
B3 S.A. - Brasil Bolsa Balcao(a)		9,460,157	24,084,687
Banco BTG Pactual S.A.(a)		3,730,653	35,739,171
Petroleo Brasileiro S.A. - ADR		1,449,435	17,175,805
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,119,118	3,584,994
			85,221,871
Canada	3.3%
Barrick Mining Corp.		1,074,084	46,776,358
China	23.3%
Bilibili, Inc. - Class Z(a)		510,560	12,654,609
China Life Insurance Co. Ltd. - Class H		5,200,313	18,295,009
China Oilfield Services Ltd. - Class H		9,336,288	8,385,349
China Resources Land Ltd.		5,420,500	18,944,274
ENN Energy Holdings Ltd.		2,839,976	25,251,691
H World Group Ltd.		1,567,000	7,429,594
Kunlun Energy Co. Ltd.		4,556,000	4,349,529
NetEase, Inc.		658,100	18,146,435
Tencent Holdings Ltd.		1,412,584	108,720,343
Tencent Music Entertainment Group - Class A		1,483,777	13,154,897
Tongcheng Travel Holdings Ltd.		3,022,824	8,715,763
Trip.com Group Ltd.		684,330	48,713,020
Tsingtao Brewery Co. Ltd. - Class H		2,353,730	14,734,440
Xiaomi Corp. - Class B(a)(b)		4,328,400	21,856,955
			329,351,908
Hong Kong	3.9%
Hong Kong Exchanges & Clearing Ltd.		1,043,377	54,644,335
India	7.6%
HCL Technologies Ltd.		351,803	6,353,868
HDFC Bank Ltd. - ADR		920,612	33,639,162
ICICI Bank Ltd. - ADR		401,906	11,976,799
Infosys Ltd. - ADR		228,000	4,062,960
Larsen & Toubro Ltd.		497,157	22,587,385
Mahindra & Mahindra Ltd.		236,128	9,744,680
Tata Consultancy Services Ltd.		185,650	6,622,552
UltraTech Cement Ltd.		98,931	12,970,746
			107,958,152
Indonesia	3.5%
Bank Mandiri Persero Tbk PT		74,789,803	22,805,897
Bank Rakyat Indonesia Persero Tbk PT		79,969,754	17,513,929
Mitra Adiperkasa Tbk PT		132,379,909	9,237,037
			49,556,863
Mexico	5.8%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,762,179	5,678,515

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Cemex S.A.B. de C.V. - ADR		3,882,146	$44,605,858
Grupo Financiero Banorte S.A.B. de C.V., Series O		1,737,556	16,108,155
Wal-Mart de Mexico S.A.B. de C.V.		5,107,946	15,921,644
			82,314,172
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
Singapore	1.7%
Sea Ltd. - ADR(a)		192,708	24,583,760
South Africa	3.2%
FirstRand Ltd.		6,056,293	33,188,924
Naspers Ltd. - Class N		187,981	12,537,856
			45,726,780
South Korea	11.2%
Samsung Card Co. Ltd.		11,303	438,486
Samsung Electronics Co. Ltd.		212,457	17,807,062
Samsung Electronics Co. Ltd. - REG - GDR		6,144	12,693,504
Samsung Life Insurance Co. Ltd.		269,482	29,458,441
SK Hynix, Inc.		121,468	55,010,206
SK Square Co. Ltd.(a)		168,519	42,914,775
			158,322,474
Taiwan	12.9%
President Chain Store Corp.		383,927	2,706,508
Taiwan Semiconductor Manufacturing Co. Ltd.		3,043,816	150,154,033
Yuanta Financial Holding Co. Ltd.		23,268,101	29,103,177
			181,963,718
United Arab Emirates	6.5%
Abu Dhabi Commercial Bank PJSC		3,757,165	14,628,674
Aldar Properties PJSC		13,383,309	31,702,345
Emaar Properties PJSC		11,790,833	45,105,494
			91,436,513
United Kingdom	3.4%
Anglogold Ashanti PLC		559,371	48,409,574
United States	2.0%
MercadoLibre, Inc.(a)		13,747	27,690,032
TOTAL COMMON STOCKS (Cost $958,386,657)			1,333,956,510
PREFERRED STOCKS	2.9%
Brazil	2.9%
Itau Unibanco Holding S.A. - ADR, 4.57%(d)		5,813,500	41,624,662
TOTAL PREFERRED STOCKS (Cost $27,077,500)			41,624,662

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(e)		37,467,563	$37,467,563
TOTAL SHORT-TERM INVESTMENTS (Cost $37,467,563)			37,467,563
TOTAL INVESTMENTS (Cost $1,022,931,720)	99.9%		1,413,048,735
NET OTHER ASSETS (LIABILITIES)	0.1%		1,839,122
NET ASSETS	100.0%		$1,414,887,857

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $21,856,955 or 2% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(e)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	27.3%
Information Technology	19.5
Consumer Discretionary	10.9
Materials	10.8
Communication Services	10.8
Real Estate	6.8
Industrials	4.9
Consumer Staples	2.3
Utilities	2.1
Energy	1.8
Total	97.2%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Australia	3.0%
QBE Insurance Group Ltd.		999,402	$13,265,655
Canada	4.3%
Alimentation Couche-Tard, Inc.		205,026	11,197,223
Teck Resources Ltd. - Class B		165,239	7,910,717
			19,107,940
France	11.4%
Dassault Systemes S.E.		233,778	6,549,705
Pernod Ricard S.A.		73,023	6,273,196
Publicis Groupe S.A.		172,201	17,934,086
Schneider Electric S.E.		24,338	6,718,615
Thales S.A.		50,114	13,533,836
			51,009,438
Germany	20.6%
Brenntag S.E.		115,799	6,721,449
Deutsche Boerse A.G.		67,897	17,844,786
E.ON S.E.		825,305	15,627,087
Heidelberg Materials A.G.		61,384	15,914,236
Infineon Technologies A.G.		255,531	11,149,065
Merck KGaA		93,199	13,301,666
Siemens A.G. - REG		39,981	11,197,743
			91,756,032
Ireland	2.7%
CRH PLC		97,822	12,268,178
Italy	2.5%
Leonardo S.p.A.		196,386	11,233,389
Japan	16.5%
Daifuku Co. Ltd.		265,251	8,348,956
Ebara Corp.		437,420	10,309,888
Japan Exchange Group, Inc.		1,254,196	13,386,740
Nippon Sanso Holdings Corp.		330,432	9,871,352
Resona Holdings, Inc.		845,228	8,044,644
SoftBank Corp.		10,624,962	14,587,627
Yokohama Financial Group, Inc.		1,075,933	8,894,758
			73,443,965
Singapore	1.5%
DBS Group Holdings Ltd.		153,840	6,745,311
Spain	7.5%
Aena S.M.E. S.A.(a)		238,675	6,681,293
Bankinter S.A.		552,299	9,187,470
CaixaBank S.A.		609,703	7,484,083
Industria de Diseno Textil S.A.		151,345	10,020,670
			33,373,516

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	3.0%
Sandvik AB		204,043	$6,590,811
Svenska Handelsbanken AB - Class A		486,086	7,042,192
			13,633,003
Switzerland	7.0%
Cie Financiere Richemont S.A. - Class A - REG		30,895	6,662,539
Holcim A.G.(b)		90,867	8,845,931
Roche Holding A.G. (Genusschein)		37,605	15,529,748
			31,038,218
United Kingdom	16.0%
B&M European Value Retail S.A.		2,720,050	6,189,038
British American Tobacco PLC		192,281	10,922,065
Compass Group PLC		456,224	14,537,825
National Grid PLC		1,057,077	16,265,086
Shell PLC		340,396	12,572,129
Smith & Nephew PLC		651,033	10,868,581
			71,354,724
TOTAL COMMON STOCKS (Cost $413,713,703)			428,229,369
SHORT-TERM INVESTMENTS	2.8%
Northern Institutional Treasury Portfolio (Premier Class) 3.63%(c)		12,637,017	12,637,017
TOTAL SHORT-TERM INVESTMENTS (Cost $12,637,017)			12,637,017
TOTAL INVESTMENTS (Cost $426,350,720)	98.8%		440,866,386
NET OTHER ASSETS (LIABILITIES)	1.2%		5,226,953
NET ASSETS	100.0%		$446,093,339

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $6,681,293 or 1% of net assets.

(b)Non-income producing security.
(c)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
REG – Registered

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	20.7%
Industrials	18.1
Materials	12.3
Health Care	8.9
Consumer Discretionary	8.4
Communication Services	7.3
Utilities	7.1
Consumer Staples	6.4
Information Technology	4.0
Energy	2.8
Total	96.0%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.6%
Australia	2.1%
Northern Star Resources Ltd.		3,384,809	$60,379,125
Belgium	4.1%
KBC Group N.V.		460,618	60,221,665
UCB S.A.		206,978	58,037,200
			118,258,865
Canada	8.3%
Ivanhoe Mines Ltd. - Class A(a)		5,448,792	61,969,067
Lundin Gold, Inc.		723,635	61,290,472
Teck Resources Ltd. - Class B		1,230,632	58,915,762
Wheaton Precious Metals Corp.		500,319	58,818,603
			240,993,904
Denmark	1.8%
Genmab A/S(a)		171,046	53,021,538
France	2.0%
Danone S.A.		647,335	58,410,245
Germany	11.6%
Deutsche Boerse A.G.		200,500	52,695,695
E.ON S.E.		3,166,024	59,948,421
MTU Aero Engines A.G.		116,300	48,209,633
SAP S.E.		212,448	51,618,184
Siemens A.G. - REG		216,996	60,775,507
Siemens Energy A.G.(a)		434,688	60,981,768
			334,229,208
Guatemala	1.9%
Millicom International Cellular S.A.		991,912	54,991,601
Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		1,091,927	57,187,023
Japan	23.0%
Advantest Corp.		473,717	59,900,530
Hitachi Ltd.		1,722,330	54,014,975
IHI Corp.		3,108,896	54,656,240
Japan Exchange Group, Inc.		5,138,192	54,842,815
Japan Steel Works (The) Ltd.		1,134,279	55,861,984
Kajima Corp.		1,401,058	52,241,973
NEC Corp.		1,719,562	58,182,252
Organo Corp.		613,895	50,826,256
Rakuten Bank Ltd.(a)		1,220,305	53,875,128
Resona Holdings, Inc.		5,848,583	55,665,179
SBI Holdings, Inc.		2,552,287	55,001,812
Taisei Corp.		613,966	58,186,124
			663,255,268
Netherlands	7.6%
Adyen N.V.(a)(b)		34,081	55,071,494

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Argenx S.E.(a)		69,244	$58,330,000
Euronext N.V.(b)		339,901	51,129,817
Prosus N.V.(a)		867,827	53,900,151
			218,431,462
Portugal	2.2%
Banco Comercial Portugues S.A.		60,440,545	63,656,850
Singapore	5.5%
DBS Group Holdings Ltd.		1,388,223	60,868,405
Sea Ltd. - ADR(a)		314,166	40,078,157
Singapore Exchange Ltd.		4,422,081	58,346,424
			159,292,986
Sweden	2.1%
Sandvik AB		1,913,957	61,822,901
Switzerland	8.6%
Galderma Group A.G.		298,995	60,885,207
Roche Holding A.G. (Genusschein)		154,527	63,815,058
Sandoz Group A.G.		818,434	59,423,364
UBS Group A.G. - REG		1,365,869	63,068,458
			247,192,087
United Kingdom	14.0%
Barclays PLC		9,606,932	61,633,932
Centrica PLC		24,729,478	56,517,972
National Grid PLC		3,871,144	59,564,716
Rolls-Royce Holdings PLC		3,799,590	58,899,066
Standard Chartered PLC		2,416,210	59,341,276
Unilever PLC		849,474	55,643,637
Wise PLC - Class A(a)		4,518,660	54,270,172
			405,870,771
United States	1.8%
Spotify Technology S.A.(a)		91,213	52,968,301
TOTAL COMMON STOCKS (Cost $2,216,054,567)			2,849,962,135
SHORT-TERM INVESTMENTS	0.9%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(c)		24,606,560	24,606,560
TOTAL SHORT-TERM INVESTMENTS (Cost $24,606,560)			24,606,560
TOTAL INVESTMENTS (Cost $2,240,661,127)	99.5%		2,874,568,695
NET OTHER ASSETS (LIABILITIES)	0.5%		15,261,798
NET ASSETS	100.0%		$2,889,830,493

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $106,201,311 or 4% of net assets.

(c)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Financials	31.7%
Industrials	21.3
Health Care	12.2
Materials	10.4
Utilities	6.2
Information Technology	5.9
Consumer Staples	3.9
Communication Services	3.7
Consumer Discretionary	3.3
Total	98.6%